Share Capital, textual 2(Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	May 09, 2008	Dec. 11, 2007	Jun. 03, 2008 IPO
Class of Stock [Line Items]
Sale Of Stock Number Of Shares Sold In Transaction					10,000,000
Share Price					$ 19
Ordinary shares issued	83,436,484	76,661,451			54,500,000
Ordinary shares par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001